Financial risk management - Market Risk (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Jun. 24, 2021
Revolving Credit Facility (new)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity				€ 175,000,000
Interest rate		2.25%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,600,000	€ 5,100,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	12,300,000	0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	2,700,000
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	(2,100,000)	(1,900,000)
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 900,000	€ (2,000,000.0)
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	87.50%	99.00%	35.70%
Financial assets	€ 6,200,000
Financial liabilities		€ 6,900,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	73.10%	62.10%	31.00%
Financial liabilities	€ 9,600,000	€ 9,700,000
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 400,000	€ (2,500,000)
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%